INCOME TAX (Details Narrative) - Globis Acquisition Corp [Member] - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Operating loss carryforwards		$ 205,946
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 18,876	$ 532,864